UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

16 Industrial Boulevard, Suite 201
Paoli, PA 19301
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
16 Industrial Boulevard, Suite 201
Paoli, PA 19301
  (Name and address of agent for service)
610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  June 12, 2015 through October 31, 2015

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
October 31, 2015

Pacer TrendpilotTM 750 ETF Ticker: PTLC

Pacer TrendpilotTM 450 ETF Ticker: PTMC

Pacer TrendpilotTM 100 ETF Ticker: PTNQ

Pacer Funds

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2015 (Unaudited)

As a shareholder of Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF and Pacer Trendpilot™ 100 ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 12, 2015 – October 31, 2015).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2015 (Unaudited) (Continued)

Pacer Trendpilot™ 750 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 12, 2015*	October 31, 2015	During the Period^
Actual	$1,000	$ 940	$2.24
Hypothetical (5% annual	$1,000	$1,017	$2.33
return before expenses)

Pacer Trendpilot™ 450 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 12, 2015*	October 31, 2015	During the Period^
Actual	$1,000	$ 929	$2.23
Hypothetical (5% annual	$1,000	$1,017	$2.33
return before expenses)

Pacer Trendpilot™ 100 ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	June 12, 2015*	October 31, 2015	During the Period^
Actual	$1,000	$ 968	$2.46
Hypothetical (5% annual	$1,000	$1,017	$2.53
return before expenses)

*	Inception date of Fund.
^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (141) in the most recent six-month period and divided by the number of days in the most recent twelve month period.

Pacer Trendpilot™ 750 ETF

PORTFOLIO ALLOCATION
As of October 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	40.0%
Finance & Insurance	16.4%
Information	14.5%
Retail Trade	7.3%
Professional, Scientific & Technical Services	3.6%
Utilities	3.3%
Mining, Quarrying, Oil & Gas Extraction	3.1%
Transportation & Warehousing	2.7%
Real Estate, Rental & Leasing	2.4%
Wholesale Trade	2.3%
Accommodation & Food Services	1.7%
Administrative, Support & Waste Management & Remediation Services	1.6%
Healthcare & Social Assistance	0.3%
Arts, Entertainment & Recreation	0.2%
Construction	0.2%
Management of Companies & Enterprises	0.1%
Agriculture, Forestry, Fishing & Hunting	0.0%*
Other Services	0.0%*
Short-term Investments	18.0%
Liabilities in excess of other assets	-17.7%
Total	100.0%
*Less than 0.05%.

Pacer Trendpilot™ 450 ETF

PORTFOLIO ALLOCATION
As of October 31, 2015 (Unaudited)

Percentage of
Asset Type	Net Assets
Short-term Investments	108.8%
Liabilities in excess of other assets	-8.8%
Total	100.0%

Pacer Trendpilot™ 100 ETF

PORTFOLIO ALLOCATION
As of October 31, 2015 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	40.6%
Information	34.1%
Retail Trade	12.0%
Professional, Scientific & Technical Services	6.8%
Administrative, Support & Waste Management & Remediation Services	2.3%
Accommodation & Food Services	2.1%
Transportation & Warehousing	0.9%
Wholesale Trade	0.8%
Finance & Insurance	0.2%
Arts, Entertainment & Recreation	0.1%
Short-term Investments	0.1%
Liabilities in excess of other assets	0.0%*
Total	100.0%

*Less than 0.05%.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)

	Shares	Value
CLOSED-END FUNDS – 0.1%

Finance and Insurance – 0.1%
American Capital Ltd. (a)	4,162	$53,232
Ares Capital Corp.	4,808	73,226
TOTAL CLOSED-END FUNDS (Cost $127,316)		126,458

COMMON STOCKS – 96.4%

Accommodation and Food Services – 1.6%
Chipotle Mexican Grill, Inc. (a)	360	230,483
Darden Restaurants, Inc.	1,234	76,372
Domino’s Pizza, Inc.	536	57,175
Hilton Worldwide Holdings, Inc.	1,808	45,182
Hyatt Hotels Corp. (a)	438	22,075
Marriott International, Inc.	3,048	234,025
McDonald’s Corp.	13,977	1,568,918
MGM Resorts International (a)	5,947	137,911
Panera Bread Co. (a)	280	49,664
Starbucks Corp.	20,201	1,263,977
Starwood Hotels & Resorts Worldwide, Inc.	2,470	197,279
Wyndham Worldwide Corp.	1,605	130,567
Yum Brands, Inc.	6,298	446,591
		4,460,219
Administrative, Support and Waste Management
and Remediation Services – 1.6%
Akamai Technologies, Inc. (a)	2,381	144,812
Alliance Data Systems Corp. (a)	826	245,578
Baker Hughes, Inc.	5,920	311,866
Dun & Bradstreet Corp.	434	49,420
Equifax, Inc.	1,701	181,276
FireEye, Inc. (a)	857	22,411
Gartner, Inc. (a)	1,179	106,900
ManpowerGroup, Inc.	1,030	94,533
Moody’s Corp.	2,394	230,207
Paychex, Inc.	4,665	240,621
PayPal Holdings, Inc. (a)	17,041	613,646
Premier, Inc. (a)	440	14,876
Republic Services, Inc.	3,729	163,107

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Administrative, Support and Waste Management
and Remediation Services – 1.6% (Continued)
Robert Half International, Inc.	1,923	$101,265
Rollins, Inc.	1,539	41,276
Stericycle, Inc. (a)	1,209	146,736
Synchrony Financial (a)	1,906	58,629
The ADT Corp.	2,436	80,485
The Priceline Group, Inc. (a)	755	1,097,951
TripAdvisor, Inc. (a)	1,294	108,411
Waste Connections, Inc.	1,575	85,806
Waste Management, Inc.	5,622	302,239
		4,442,051
Arts, Entertainment, and Recreation – 0.2%
Global Payments, Inc.	831	113,357
Las Vegas Sands Corp.	5,989	296,515
Live Nation Entertainment, Inc. (a)	1,264	34,482
Wynn Resorts Ltd	1,258	87,997
		532,351
Construction – 0.2%
DR Horton, Inc.	4,195	123,501
Lennar Corp.	2,136	106,949
NVR, Inc. (a)	53	86,801
PulteGroup, Inc.	4,452	81,605
Quanta Services, Inc. (a)	3,031	60,953
SolarCity Corp. (a)	369	10,941
Toll Brothers, Inc. (a)	2,014	72,444
		543,194
Finance and Insurance – 15.5%
Aetna, Inc.	5,114	586,985
Affiliated Managers Group, Inc. (a)	781	140,783
Aflac, Inc.	5,979	381,161
Alleghany Corp. (a)	200	99,254
Allstate Corp.	6,056	374,745
American Express Co.	12,481	914,358
American Financial Group, Inc.	1,095	79,048

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Finance and Insurance – 15.5% (Continued)
American International Group, Inc.	7,353	$463,680
Ameriprise Financial, Inc.	2,458	283,555
Anthem, Inc.	3,879	539,763
Aramark	962	29,197
Arch Capital Group Ltd. (a)	1,487	111,361
Arthur J Gallagher & Co.	2,067	90,390
Assurant, Inc.	885	72,154
Assured Guaranty Ltd.	2,236	61,356
Axis Capital Holdings Ltd.	1,281	69,174
Bank of America Corp.	161,036	2,702,184
Bank of New York Mellon Corp.	17,051	710,174
BB&T Corp.	11,035	409,950
Berkshire Hathaway, Inc. (a)	28,301	3,849,502
BlackRock, Inc.	1,823	641,641
Brown & Brown, Inc.	1,735	55,988
Capital One Financial Corp.	7,515	592,934
CBOE Holdings, Inc.	141	9,453
Centene Corp. (a)	1,473	87,614
Charles Schwab Corp.	17,460	532,879
Chubb Corp.	3,321	429,571
Cigna Corp.	3,758	503,722
Cincinnati Financial Corp.	2,035	122,568
CIT Group, Inc.	2,324	99,932
Citigroup, Inc.	46,443	2,469,374
Citizens Financial Group, Inc.	2,089	50,763
CME Group, Inc.	4,291	405,371
CNA Financial Corp.	413	15,099
Comerica, Inc.	2,320	100,688
Commerce Bancshares, Inc.	1,254	57,120
CommScope Holding Co., Inc. (a)	1,325	42,970
Cullen/Frost Bankers, Inc.	783	53,589
Discover Financial Services	6,504	365,655
E*Trade Financial Corp. (a)	3,726	106,228
East West Bancorp, Inc.	1,934	78,114
Eaton Vance Corp.	1,624	58,643
Everest Re Group Ltd.	455	80,976

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Finance and Insurance – 15.5% (Continued)
Fifth Third Bancorp	11,984	$228,295
First Republic Bank	190	12,409
FleetCor Technologies, Inc. (a)	561	81,267
FNF Group	4,285	151,175
Franklin Resources, Inc.	6,187	252,182
Goldman Sachs Group, Inc.	6,335	1,187,813
H&R Block, Inc.	3,495	130,224
Hartford Financial Services Group, Inc.	5,992	277,190
Health Net, Inc. (a)	1,012	65,031
Hudson City Bancorp, Inc.	6,963	70,466
Humana, Inc.	1,877	335,289
Huntington Bancshares, Inc.	10,664	116,984
Intercontinental Exchange, Inc.	1,628	410,907
Invesco Ltd.	6,242	207,047
JPMorgan Chase & Co.	54,220	3,483,635
KeyCorp.	12,046	149,611
Legg Mason, Inc.	1,603	71,734
Lincoln National Corp.	3,650	195,312
Loews Corp.	5,427	197,868
M&T Bank Corp.	1,648	197,513
Markel Corp. (a)	188	163,184
Marsh & McLennan Cos., Inc.	7,835	436,723
MetLife, Inc.	14,369	723,910
Morgan Stanley	23,372	770,575
NASDAQ OMX Group, Inc.	1,679	97,197
Navient Corp.	4,547	59,975
New York Community Bancorp, Inc.	5,962	98,492
Northern Trust Corp.	3,574	251,574
Oaktree Capital Group LLC	1,744	86,956
PartnerRe Ltd.	667	92,713
People’s United Financial, Inc.	4,104	65,459
PNC Financial Services Group, Inc.	7,572	683,449
Principal Financial Group, Inc.	3,601	180,626
Progressive Corp.	7,933	262,820
Prudential Financial, Inc.	6,558	541,035
Raymond James Financial, Inc.	1,748	96,332

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Finance and Insurance – 15.5% (Continued)
Regions Financial Corp.	18,912	$176,827
Reinsurance Group of America, Inc.	926	83,562
RenaissanceRe Holdings Ltd.	497	54,486
Santander Consumer USA Holdings, Inc. (a)	267	4,809
SEI Investments Co.	1,787	92,602
Signature Bank (a)	685	102,010
SLM Corp. (a)	4,537	32,031
Springleaf Holdings, Inc. (a)	679	31,852
State Street Corp.	6,311	435,459
SunTrust Banks, Inc.	7,605	315,760
SVB Financial Group (a)	686	83,740
T Rowe Price Group, Inc.	3,751	283,651
TD Ameritrade Holding Corp.	4,326	149,117
TFS Financial Corp.	1,096	19,246
Torchmark Corp.	1,790	103,838
Travelers Companies, Inc.	4,624	522,003
UnitedHealth Group, Inc.	12,993	1,530,316
Unum Group	3,271	113,340
US Bancorp	25,903	1,092,589
Vantiv, Inc. (a)	1,013	50,802
Verisk Analytics, Inc. (a)	1,863	133,409
Visa, Inc.	23,306	1,808,080
Voya Financial, Inc.	2,999	121,669
Wells Fargo & Co.	67,830	3,672,316
Western Union Co.	5,747	110,630
WR Berkley Corp.	1,174	65,544
Zions Bancorp	2,702	77,737
		42,630,063
Healthcare and Social Assistance – 0.3%
Brookdale Senior Living, Inc. (a)	2,640	55,203
Community Health Systems, Inc. (a)	1,412	39,593
DaVita HealthCare Partners, Inc. (a)	2,508	194,395
Envision Healthcare Holdings, Inc. (a)	817	23,039
HCA Holdings, Inc. (a)	643	44,232
Laboratory Corp. of American Holdings (a)	1,427	175,150
MEDNAX, Inc. (a)	1,294	91,188

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Healthcare and Social Assistance – 0.3% (Continued)
Quest Diagnostics, Inc.	1,921	$130,532
Universal Health Services, Inc.	1,303	159,083
		912,415
Information – 14.3%
Adobe Systems, Inc. (a)	6,671	591,451
Alphabet, Inc. (a)	8,080	5,743,345
AMC Networks, Inc. (a)	720	53,201
ANSYS, Inc. (a)	1,102	105,032
AT&T, Inc.	88,374	2,961,413
Autodesk, Inc. (a)	3,227	178,098
Automatic Data Processing, Inc.	6,837	594,751
CA, Inc.	4,812	133,341
Cablevision Systems Corp.	2,877	93,761
CBS Corp.	6,422	298,751
CenturyLink, Inc.	6,764	190,812
Charter Communications, Inc. – Class A (a)	1,285	245,358
Citrix Systems, Inc. (a)	2,153	176,761
Comcast Corp. – Class A	29,038	1,818,360
CoStar Group, Inc. (a)	464	94,224
Discovery Communications, Inc. – Class A (a)	2,041	60,087
DISH Network Corp. (a)	3,261	205,345
Electronic Arts, Inc. (a)	4,366	314,658
Facebook, Inc. (a)	32,348	3,298,526
Fidelity National Information Services, Inc.	3,622	264,116
Fiserv, Inc. (a)	3,361	324,370
Fortinet, Inc. (a)	2,171	74,596
Frontier Communications Corp.	16,419	84,394
Graham Holdings Co.	69	38,120
IAC/InterActiveCorp	1,117	74,850
Intuit, Inc.	3,727	363,122
Level 3 Communications, Inc. (a)	3,491	177,866
Liberty Broadband Corp. (a)	1,246	67,982
Liberty Interactive Corp. QVC Group (a)	6,274	171,719
Liberty Media Corp. – Class A (a)	4,878	198,827
Liberty Ventures (a)	2,059	89,711
Linkedin Corp. (a)	1,536	369,976

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Information – 14.3% (Continued)
Lions Gate Entertainment Corp.	1,712	$66,717
McGraw Hill Financial, Inc.	3,433	318,033
Microsoft Corp.	119,306	6,280,268
MSCI, Inc.	1,376	92,192
Msg Network, Inc. (a)	812	16,662
Netflix, Inc. (a)	5,769	625,244
NetSuite, Inc. (a)	686	58,358
News Corp.	4,711	72,549
Nuance Communications, Inc. (a)	4,980	84,511
Oracle Corp.	50,876	1,976,024
Palo Alto Networks, Inc. (a)	113	18,193
Rackspace Hosting, Inc. (a)	1,429	36,940
Red Hat, Inc. (a)	2,386	188,756
SBA Communications Corp. (a)	1,858	221,139
Scripps Networks Interactive, Inc.	1,239	74,439
Sirius XM Holdings, Inc. (a)	36,740	149,899
Splunk, Inc. (a)	272	15,275
SS&C Technologies Holdings, Inc.	384	28,474
Symantec Corp.	9,923	204,414
Synopsys, Inc. (a)	2,023	101,110
Tableau Software, Inc. (a)	109	9,152
TEGNA, Inc.	3,229	87,312
Thomson Reuters Corp.	4,921	201,859
Time Warner Cable, Inc.	4,085	773,699
Time Warner, Inc.	12,713	957,797
T-Mobile US, Inc. (a)	10,758	407,621
Total System Services, Inc.	2,096	109,935
Twenty First Century Fox, Inc.	16,384	502,825
Twitter, Inc. (a)	1,289	36,685
Ultimate Software Group, Inc. (a)	354	72,340
VeriSign, Inc. (a)	1,127	90,836
Verizon Communications, Inc.	60,431	2,833,005
Viacom, Inc.	5,054	249,213
Walt Disney Co.	23,936	2,722,481
Zayo Group Holdings, Inc. (a)	329	8,728
		39,149,609

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Management of Companies and Enterprises – 0.1%
AES Corp.	9,142	$100,105
AGL Resources, Inc.	1,538	96,125
		196,230
Manufacturing – 39.9%
3M Co.	9,133	1,435,799
Abbott Laboratories	21,713	972,742
AbbVie, Inc.	19,275	1,147,826
Activision Blizzard, Inc.	6,971	242,312
AGCO Corp.	812	39,293
Agilent Technologies, Inc.	4,577	172,827
Air Products & Chemicals, Inc.	2,853	396,510
Akorn, Inc. (a)	1,188	31,767
Albemarle Corp.	1,613	86,328
Alcoa, Inc.	17,400	155,382
Alexion Pharmaceuticals, Inc. (a)	2,496	439,296
Alkermes PLC (a)	1,790	128,737
Allergan PLC (a)	5,103	1,574,122
Allison Transmission Holdings, Inc.	385	11,049
Alnylam Pharmaceuticals, Inc. (a)	961	82,598
Altera Corp.	4,237	222,654
Altria Group, Inc.	26,227	1,585,947
AMETEK, Inc.	3,247	178,001
Amphenol Corp.	3,466	187,927
Anacor Pharmaceuticals, Inc. (a)	617	69,357
Analog Devices, Inc.	4,054	243,726
AO Smith Corp.	1,061	81,506
Apple, Inc.	83,816	10,016,012
Applied Materials, Inc.	15,799	264,949
AptarGroup, Inc.	658	48,402
Archer-Daniels-Midland Co.	8,253	376,832
Ashland, Inc.	922	101,162
Autoliv, Inc.	1,154	139,911
Avery Dennison Corp.	1,163	75,560
Axalta Coating Systems Ltd. (a)	771	21,303
B/E Aerospace, Inc.	1,443	67,749

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
Ball Corp.	1,934	$132,479
Baxalta, Inc.	7,890	271,889
Baxter International, Inc.	7,890	295,007
Becton Dickinson & Co.	3,022	430,695
Bemis Co., Inc.	1,357	62,123
BioMarin Pharmaceutical, Inc. (a)	1,559	182,465
Blue Buffalo Pet Prods, Inc. (a)	510	9,149
Boeing Co.	9,812	1,452,863
BorgWarner, Inc.	3,223	138,009
Boston Scientific Corp. (a)	16,090	294,125
Bristol-Myers Squibb Co.	24,171	1,594,077
Broadcom Corp.	7,340	377,276
Brown-Forman Corp.	1,770	187,939
Bunge Ltd.	1,893	138,113
Cameron International Corp. (a)	2,787	189,544
Campbell Soup Co.	2,934	149,018
Carlisle Cos, Inc.	706	61,422
Carter’s, Inc.	719	65,343
Caterpillar, Inc.	8,722	636,619
Celanese Corp.	1,919	136,345
Celgene Corp. (a)	11,642	1,428,590
CF Industries Holdings, Inc.	3,062	155,458
Chevron Corp.	27,343	2,484,932
Church & Dwight Co., Inc.	1,738	149,624
Cintas Corp.	1,293	120,365
Cisco Systems, Inc.	74,237	2,141,737
Clorox Co.	1,747	213,029
Coach, Inc.	3,926	122,491
Coca-Cola Co.	56,813	2,406,031
Coca-Cola Enterprises, Inc.	3,105	159,411
Colfax Corp. (a)	1,553	41,869
Colgate-Palmolive Co.	13,052	866,000
ConAgra Foods, Inc.	6,063	245,855
Constellation Brands, Inc.	2,452	330,530
Corning, Inc.	18,488	343,877
Coty, Inc.	772	22,349

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
CR Bard, Inc.	1,034	$192,686
Crown Holdings, Inc. (a)	2,002	106,186
Cummins, Inc.	2,451	253,703
Cytec Industries, Inc.	872	64,894
Danaher Corp.	8,751	816,556
Deere & Co.	4,417	344,526
DENTSPLY International, Inc.	1,998	121,578
DexCom, Inc. (a)	1,115	92,902
Donaldson Co., Inc.	1,388	41,918
Dover Corp.	2,346	151,153
Dow Chemical Co.	16,340	844,288
Dr Pepper Snapple Group, Inc.	2,717	242,818
Eastman Chem Co.	1,956	141,165
Eaton Corp. Plc	6,902	385,891
Ecolab, Inc.	3,893	468,523
Edwards Lifesciences Corp. (a)	1,271	199,738
EI du Pont de Nemours & Co.	13,167	834,788
Eli Lilly & Co.	14,117	1,151,524
EMC Corp.	28,912	758,073
Emerson Electric Co.	9,859	465,641
Endo International PLC (a)	1,361	81,646
Estee Lauder Cos., Inc.	2,968	238,805
Exxon Mobil Corp.	60,360	4,994,186
First Solar, Inc. (a)	875	49,936
FLIR Systems, Inc.	1,604	42,779
Flowserve Corp.	1,670	77,421
FMC Corp.	1,530	62,286
FMC Technologies, Inc. (a)	2,232	75,509
Ford Motor Co.	55,274	818,608
Fortune Brands Home & Security, Inc.	1,554	81,321
Freescale Semiconductor Ltd. (a)	1,175	39,351
General Dynamics Corp.	3,757	558,215
General Electric Co.	146,372	4,233,078
General Mills, Inc.	8,907	517,586
General Motors Co.	20,707	722,881
Gentex Corp.	4,023	65,937

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
Gilead Sciences, Inc.	18,468	$1,996,945
Goodyear Tire & Rubber Co.	3,837	126,007
GoPro, Inc. (a)	691	17,275
Hain Celestial Group, Inc. (a)	1,385	69,042
Harley-Davidson, Inc.	3,011	148,894
Harman International Industries, Inc.	777	85,439
Harris Corp.	1,747	138,240
Hasbro, Inc.	1,370	105,257
Hershey Co.	2,451	217,379
Hewlett-Packard Co.	26,576	716,489
HollyFrontier Corp.	2,336	114,394
Hologic, Inc. (a)	3,042	118,212
Honeywell International, Inc.	11,981	1,237,398
Hormel Foods Corp.	2,061	139,221
Hubbell, Inc.	593	57,432
Huntington Ingalls Industries, Inc.	606	72,684
Huntsman Corp.	3,076	40,511
IDEX Corp.	1,053	80,828
IDEXX Laboratories, Inc. (a)	1,125	77,197
Illinois Tool Works, Inc.	4,705	432,578
Illumina, Inc. (a)	1,717	246,012
Ingredion, Inc.	908	86,314
Intel Corp.	68,875	2,332,107
Intercept Pharmaceuticals, Inc. (a)	190	29,868
International Flavors & Fragrances, Inc.	1,062	123,256
International Paper Co.	6,149	262,501
Intuitive Surgical, Inc. (a)	493	244,824
Isis Pharmaceuticals, Inc. (a)	1,111	53,495
Jabil Circuit, Inc.	2,159	49,614
Jarden Corp. (a)	2,900	129,920
JM Smucker Co.	1,685	197,802
Johnson & Johnson	40,010	4,042,210
Johnson Controls, Inc.	8,653	390,943
Juniper Networks, Inc.	5,420	170,134
Kellogg Co.	3,930	277,144
Keurig Green Mountain, Inc.	1,414	71,760

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
Keysight Technologies, Inc. (a)	2,571	$85,049
Kimberly-Clark Corp.	5,259	629,555
KLA-Tencor Corp.	1,494	100,277
L-3 Communications Holdings, Inc.	1,162	146,877
Lam Research Corp.	2,024	155,018
Lear Corp.	1,122	140,317
Leggett & Platt, Inc.	1,821	82,000
Lennox International, Inc.	553	73,444
Lincoln Electric Holdings, Inc.	895	53,530
Linear Technology Corp.	3,112	138,235
Lockheed Martin Corp.	4,396	966,373
Marathon Oil Corp.	9,815	180,400
Marathon Petroleum Corp.	7,942	411,396
Marvell Technology Group Ltd.	6,259	51,386
Masco Corp.	4,494	130,326
Mattel, Inc.	4,815	118,353
Maxim Integrated Products, Inc.	3,507	143,717
McCormick & Co., Inc.	1,487	124,878
Mead Johnson Nutrition Co.	2,663	218,366
Medivation, Inc. (a)	2,011	84,583
Merck & Co., Inc.	38,234	2,089,870
Mettler-Toledo International, Inc. (a)	305	94,852
Microchip Technology, Inc.	2,867	138,447
Micron Technology, Inc. (a)	15,667	259,446
Middleby Corp. (a)	824	96,359
Mohawk Industries, Inc. (a)	927	181,228
Molson Coors Brewing Co.	1,974	173,909
Mondelez International, Inc.	25,250	1,165,540
Monsanto Co.	6,884	641,726
Monster Beverage Corp. (a)	2,094	285,454
Mosaic Co.	4,556	153,947
Motorola Solutions, Inc.	3,117	218,096
Murphy Oil Corp.	2,499	71,047
National Oilwell Varco, Inc.	5,961	224,372
NCR Corp. (a)	2,272	60,435
NetApp, Inc.	4,247	144,398

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF
SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
Newell Rubbermaid, Inc.	3,610	$153,172
NewMarket Corp.	129	50,792
NIKE, Inc.	9,165	1,200,890
Nordson Corp.	631	44,952
Northrop Grumman Corp.	2,855	536,026
Nucor Corp.	3,711	156,975
NVIDIA Corp.	5,907	167,582
ON Semiconductor Corp. (a)	6,206	68,266
OPKO Health, Inc. (a)	5,091	48,110
Owens Corning	1,478	67,293
Owens-Illinois, Inc. (a)	2,312	49,824
PACCAR, Inc.	4,830	254,299
Packaging Corp of America	1,310	89,669
Parker-Hannifin Corp.	1,875	196,312
Pentair PLC	2,569	143,658
PepsiCo, Inc.	21,330	2,179,713
PerkinElmer, Inc.	1,505	77,718
Pfizer, Inc.	89,131	3,014,410
Philip Morris International, Inc.	21,075	1,863,030
Pilgrim’s Pride Corp.	1,272	24,155
Pinnacle Foods, Inc.	462	20,365
Pitney Bowes, Inc.	2,623	54,165
Polaris Industries, Inc.	791	88,861
PPG Industries, Inc.	3,915	408,178
Praxair, Inc.	3,890	432,140
Precision Castparts Corp.	1,931	445,694
PVH Corp.	1,084	98,590
QUALCOMM, Inc.	23,736	1,410,393
Raytheon Co.	4,469	524,661
Regeneron Pharmaceuticals, Inc. (a)	984	548,472
ResMed, Inc.	1,893	109,056
Reynolds American, Inc.	13,563	655,364
Rockwell Automation, Inc.	1,845	201,400
Rockwell Collins, Inc.	1,668	144,649
Roper Technologies, Inc.	1,413	263,313
RPM International, Inc.	1,760	80,450

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
SanDisk Corp.	3,065	$236,005
Sealed Air Corp.	2,670	131,150
Seattle Genetics, Inc. (a)	1,405	58,293
Sherwin-Williams Co.	1,147	306,054
Sirona Dental Systems, Inc. (a)	736	80,320
Skechers U S A, Inc. (a)	1,339	41,777
Skyworks Solutions, Inc.	2,541	196,267
Snap-On, Inc.	827	137,191
Sonoco Products Co.	1,310	55,924
Spirit AeroSystems Holdings, Inc. (a)	2,011	106,060
Sprint Corp. (a)	12,117	57,313
St. Jude Medical, Inc.	3,832	244,520
Stanley Black & Decker, Inc.	2,144	227,221
Steel Dynamics, Inc.	3,068	56,666
Stryker Corp.	5,102	487,853
Teleflex, Inc.	526	69,958
Teradata Corp. (a)	2,178	61,224
Tesla Motors, Inc. (a)	808	167,199
Tesoro Corp.	1,789	191,298
Texas Instruments, Inc.	11,381	645,530
Textron, Inc.	3,941	166,192
The Cooper Cos., Inc.	561	85,474
The Kraft Heinz Co.	8,570	668,203
Thermo Fisher Scientific, Inc.	5,770	754,601
TransDigm Group, Inc. (a)	669	147,080
Trimble Navigation Ltd. (a)	3,055	69,501
Trinity Industries, Inc.	2,097	56,766
Tyson Foods, Inc.	4,126	183,029
Under Armour, Inc. (a)	2,244	213,360
United Technologies Corp.	13,192	1,298,225
United Therapeutics Corp. (a)	557	81,673
Valero Energy Corp.	7,487	493,543
Valspar Corp.	1,015	82,164
Varian Medical Systems, Inc. (a)	1,424	111,827
Vertex Pharmaceuticals, Inc. (a)	2,816	351,268
VF Corp.	3,603	243,275

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Manufacturing – 39.9% (Continued)
WABCO Holdings, Inc. (a)	778	$87,315
Wabtec Corp.	1,312	108,725
Western Digital Corp.	3,324	222,110
Westlake Chemical Corp.	630	37,970
Whirlpool Corp.	1,111	177,916
WhiteWave Foods Co. (a)	1,522	62,372
WR Grace & Co. (a)	989	99,197
Xilinx, Inc.	3,722	177,242
Xylem, Inc.	2,344	85,345
Zimmer Biomet Holdings, Inc.	2,300	240,511
Zoetis, Inc.	1,451	62,407
		109,502,573
Mining, Quarrying, Oil and Gas Extraction – 3.1%
Anadarko Petroleum Corp.	7,368	492,772
Antero Resources Corp. (a)	842	19,846
Apache Corp.	5,480	258,272
Cabot Oil & Gas Corp.	4,996	108,463
Cheniere Energy, Inc. (a)	3,225	159,702
Chesapeake Energy Corp.	9,467	67,500
Cimarex Energy Co.	1,153	136,123
Concho Resources, Inc. (a)	1,513	175,372
ConocoPhillips	17,908	955,392
CONSOL Energy, Inc.	3,066	20,420
Continental Resources, Inc. (a)	1,024	34,724
Devon Energy Corp.	5,948	249,400
EnLink Midstream LLC	2,512	49,486
EOG Resources, Inc.	6,884	590,991
Freeport-McMoRan, Inc.	15,122	177,986
Halliburton Co.	12,356	474,223
Helmerich & Payne, Inc.	1,384	77,878
Hess Corp.	3,850	216,408
Martin Marietta Materials, Inc.	905	140,411
Newfield Exploration Co. (a)	2,092	84,077
Newmont Mining Corp.	7,254	141,163
Noble Energy, Inc.	4,532	162,427
Occidental Petroleum Corp.	11,088	826,500

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Mining, Quarrying, Oil and
Gas Extraction – 3.1% (Continued)
Oceaneering International, Inc.	1,113	$46,768
Phillips 66	7,904	703,851
Pioneer Natural Resources Co.	2,006	275,103
Questar Corp.	1,961	40,495
Range Resources Corp.	2,404	73,178
Schlumberger Ltd.	18,584	1,452,525
Southern Copper Corp.	1,975	54,826
Southwestern Energy Co. (a)	5,532	61,073
Vulcan Materials Co.	1,678	162,061
Whiting Petroleum Corp. (a)	2,973	51,225
		8,540,641
Other Services (except
Public Administration) – 0.0% (b)
Service Corp. International	2,143	60,561

Professional, Scientific,
and Technical Services – 3.5%
Amgen, Inc.	9,641	1,525,013
Athenahealth, Inc. (a)	444	67,688
Biogen, Inc. (a)	2,837	824,177
Broadridge Financial Solutions, Inc.	1,609	95,864
Cadence Design System, Inc. (a)	3,937	87,480
CDW Corp.	369	16,491
Cerner Corp. (a)	3,933	260,719
Cognizant Technology Solutions Corp. – Class A (a)	8,865	603,795
Computer Sciences Corp.	1,640	109,208
F5 Networks, Inc. (a)	1,027	113,175
FactSet Research Systems, Inc.	478	83,707
Fluor Corp.	1,945	92,990
Genpact Ltd. (a)	2,459	60,934
IHS, Inc. (a)	873	104,358
IMS Health Holdings, Inc. (a)	1,231	33,508
Incyte Corp. (a)	2,208	259,506
International Business Machines Corp.	13,164	1,844,013
Interpublic Group of Cos., Inc.	5,870	134,599

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Professional, Scientific,
and Technical Services – 3.5% (Continued)
Jack Henry & Associates, Inc.	1,001	$77,417
Jacobs Engineering Group, Inc. (a)	1,728	69,362
MasterCard, Inc.	14,904	1,475,347
Omnicom Group, Inc.	3,588	268,813
Quintiles Transnational Holdings, Inc. (a)	1,027	65,369
Sabre Corp.	826	24,218
Salesforce.com, Inc. (a)	7,631	593,005
ServiceNow, Inc. (a)	227	18,535
Towers Watson & Co.	837	103,420
VMware, Inc. (a)	1,292	77,714
Waters Corp. (a)	1,182	151,060
Workday, Inc. (a)	293	23,138
Yahoo!, Inc. (a)	12,467	444,075
		9,708,698
Real Estate, Rental and Leasing – 0.4%
AMERCO	90	36,568
Avis Budget Group, Inc. (a)	1,449	72,363
CBRE Group, Inc. (a)	4,486	167,238
Forest City Enterprises, Inc. (a)	3,286	72,621
Hertz Global Holdings, Inc. (a)	2,261	44,089
Howard Hughes Corp. (a)	570	70,441
Jones Lang LaSalle, Inc.	603	100,526
Leucadia National Corp.	4,939	98,829
United Rentals, Inc. (a)	1,359	101,735
Welltower, Inc.	5,293	343,357
		1,107,767
Retail Trade – 7.3%
Advance Auto Parts, Inc.	994	197,239
Amazon.com, Inc. (a)	5,402	3,381,112
AutoNation, Inc. (a)	1,182	74,691
AutoZone, Inc. (a)	436	342,003
Bed Bath & Beyond, Inc. (a)	2,146	127,966
Best Buy Co., Inc.	3,436	120,363
CarMax, Inc. (a)	2,764	163,104

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Retail Trade – 7.3% (Continued)
Copart, Inc. (a)	1,682	$60,905
Costco Wholesale Corp.	6,366	1,006,592
CVS Health Corp.	16,192	1,599,446
Dick’s Sporting Goods, Inc.	1,270	56,578
Dollar General Corp.	836	56,656
Dollar Tree, Inc. (a)	3,287	215,266
eBay, Inc. (a)	17,041	475,444
Express Scripts Holding Co. (a)	10,571	913,123
Fastenal Co.	3,844	150,531
Foot Locker, Inc.	1,949	132,045
GameStop Corp.	1,742	80,254
Gap, Inc.	4,253	115,767
Hanesbrands, Inc.	5,410	172,795
Home Depot, Inc.	17,551	2,170,006
Kohl’s Corp.	2,721	125,492
Kroger Co.	12,629	477,376
L Brands, Inc.	3,315	318,174
Lowe’s Cos., Inc.	13,999	1,033,546
Macys, Inc.	4,953	252,504
McKesson Corp.	3,172	567,154
Michaels Cos., Inc. (a)	437	10,217
MSC Industrial Direct Co., Inc.	604	37,913
Nordstrom, Inc.	2,182	142,288
Rite Aid Corp. (a)	14,219	112,046
Ross Stores, Inc.	5,449	275,610
Sally Beauty Holdings, Inc. (a)	969	22,781
Signet Jewelers Ltd.	1,092	164,826
Staples, Inc.	8,429	109,493
Target Corp.	9,212	710,982
Tiffany & Co.	1,485	122,423
TJX Cos., Inc.	8,987	657,759
Tractor Supply Co.	1,938	179,052
Ulta Salon Cosmetics & Fragrance, Inc. (a)	936	162,827
Urban Outfitters, Inc. (a)	1,559	44,587
Walgreens Boots Alliance, Inc.	14,516	1,229,215
Wal-Mart Stores, Inc.	24,177	1,383,891

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Retail Trade – 7.3% (Continued)
Whole Foods Market, Inc.	4,970	$148,901
Williams-Sonoma, Inc.	1,000	73,750
		19,974,693
Transportation and Warehousing – 2.7%
Alaska Air Group, Inc.	1,624	123,830
American Airlines Group, Inc.	10,131	468,255
Carnival Corp.	5,171	279,648
CH Robinson Worldwide, Inc.	2,060	142,923
Columbia Pipeline Group, Inc.	3,533	73,380
CSX Corp.	13,040	351,949
Delta Air Lines, Inc.	12,618	641,499
Expedia, Inc.	1,146	156,200
Expeditors International of Washington, Inc.	2,524	125,670
FedEx Corp.	3,520	549,296
Genesee & Wyoming, Inc. (a)	720	48,312
JB Hunt Transport Services, Inc.	1,123	85,763
JetBlue Airways Corp. (a)	2,426	60,262
Kansas City Southern	1,571	130,016
Kirby Corp. (a)	699	45,638
Norfolk Southern Corp.	4,423	353,973
Norwegian Cruise Line Holdings Ltd. (a)	418	26,593
Old Dominion Freight Line, Inc. (a)	1,065	65,966
Royal Caribbean Cruises Ltd.	2,454	241,351
Southwest Airlines Co.	8,485	392,771
Union Pacific Corp.	12,816	1,145,110
United Continental Holdings, Inc. (a)	4,646	280,200
United Parcel Service, Inc.	10,152	1,045,859
Williams Companies, Inc.	11,449	451,548
		7,286,012
Utilities – 3.4%
Alliant Energy Corp.	1,443	85,166
Ameren Corp.	3,417	149,255
American Electric Power Co., Inc.	7,045	399,099
American Water Works Co., Inc.	2,587	148,390
Aqua America, Inc.	2,354	67,324

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Utilities – 3.4% (Continued)
Atmos Energy Corp.	1,357	$85,491
Calpine Corp. (a)	5,125	79,489
CenterPoint Energy, Inc.	5,132	95,199
CMS Energy Corp.	3,383	122,025
Consolidated Edison, Inc.	4,259	280,029
Dominion Resources, Inc.	8,553	610,941
DTE Energy Co.	2,333	190,349
Duke Energy Corp.	10,289	735,355
Edison International	4,688	283,718
Energen Corp.	972	56,522
Entergy Corp.	2,265	154,382
EQT Corp.	2,162	142,843
Eversource Energy	4,219	214,916
Exelon Corp.	11,451	319,712
FirstEnergy Corp.	4,900	152,880
ITC Holdings Corp.	2,233	73,064
Kinder Morgan, Inc.	17,418	476,382
MDU Resources Group, Inc.	2,619	49,394
National Fuel Gas Co.	1,070	56,207
NextEra Energy, Inc.	6,449	662,054
NiSource, Inc.	4,501	86,239
NRG Energy, Inc.	4,497	57,966
OGE Energy Corp.	2,656	75,723
ONEOK, Inc.	2,743	93,043
Pepco Holdings, Inc.	3,250	86,547
PG&E Corp.	6,271	334,871
Pinnacle West Capital Corp.	1,438	91,327
PPL Corp.	9,699	333,646
Public Service Enterprise Group, Inc.	7,361	303,936
SCANA Corp.	1,662	98,424
Sempra Energy	3,369	345,019
Southern Co.	13,085	590,133
Spectra Energy Corp.	9,759	278,815
TECO Energy, Inc.	3,136	84,672
UGI Corp.	2,301	84,378
WEC Energy Group, Inc.	4,107	211,757

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.4% (Continued)

Utilities – 3.4% (Continued)
Westar Energy, Inc.	1,780	$70,666
Xcel Energy, Inc.	6,971	248,377
		9,165,725
Wholesale Trade – 2.3%
Acuity Brands, Inc.	504	110,174
Airgas, Inc.	827	79,524
AmerisourceBergen Corp.	3,126	301,690
Arrow Electronics, Inc. (a)	1,083	59,554
Avnet, Inc.	1,670	75,868
Cardinal Health, Inc.	4,750	390,450
Edgewell Personal Care Co.	836	70,818
Fitbit, Inc. (a)	570	23,108
Genuine Parts Co.	2,033	184,515
HD Supply Holdings, Inc. (a)	838	24,964
Herbalife Ltd. (a)	888	49,764
KAR Auction Services, Inc.	540	20,736
LKQ Corp. (a)	3,863	114,383
O’Reilly Automotive, Inc. (a)	1,431	395,328
Patterson Cos., Inc.	1,104	52,330
Procter & Gamble Co.	39,273	2,999,672
Ralph Lauren Corp.	799	88,505
Reliance Steel & Aluminum Co.	1,056	63,318
Schein Henry, Inc. (a)	1,026	155,654
Sigma-Aldrich Corp.	1,462	204,271
Sysco Corp.	8,614	355,328
WestRock Co.	3,023	162,516
WW Grainger, Inc.	898	188,580
Xerox Corp.	14,982	140,681
		6,311,731
TOTAL COMMON STOCKS
(Cost $265,813,563)		264,524,533

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 3.2%

Accommodation and Food Services – 0.1%
Host Hotels & Resorts, Inc.	11,596	$200,959

Agriculture, Forestry,
Fishing and Hunting – 0.0% (b)
Plum Creek Timber Co., Inc.	2,506	102,094

Administrative, Support & Waste Management
& Remediation Services – 0.0% (b)
Corrections Corp. of America	1,233	35,140

Finance and Insurance – 0.7%
American Capital Agency Corp.	4,806	85,691
Camden Property Trust	1,327	97,919
DDR Corp.	4,916	82,589
Federal Realty Investment Trust	1,051	150,808
Kimco Realty Corp.	6,315	169,053
Macerich Co.	2,421	205,156
Omega Healthcare Investors, Inc.	2,344	80,915
Realty Income Corp.	2,886	142,742
Simon Property Group, Inc.	4,736	954,115
Spirit Realty Capital, Inc.	5,477	55,756
Weingarten Realty Investors	1,875	67,050
		2,091,794
Information – 0.2%
Crown Castle International Corp.	4,395	375,597
Equinix, Inc.	726	215,390
		590,987
Manufacturing – 0.2%
Weyerhaeuser Co.	6,992	205,075
Professional, Scientific,
and Technical Services – 0.0% (b)
Lamar Advertising Co.	960	54,173
Real Estate, Rental and Leasing – 2.0%
Alexandria Real Estate Equities, Inc.	1,025	91,983
American Campus Communities, Inc.	1,717	69,659
American Tower Corp.	6,111	624,727

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT
TRUSTS – 3.2% (Continued)

Real Estate, Rental and Leasing – 2.0% (Continued)
Annaly Capital Management, Inc.	12,911	$128,464
Apartment Investment & Management Co.	2,392	93,742
AvalonBay Communities, Inc.	2,021	353,331
Boston Properties, Inc.	2,345	295,118
Brixmor Property Group, Inc.	1,456	37,303
Digital Realty Trust, Inc.	1,973	145,923
Duke Realty Corp.	5,277	109,234
Equity Residential	5,569	430,595
Essex Property Trust, Inc.	996	219,558
Extra Space Storage, Inc.	1,967	155,865
General Growth Properties, Inc.	5,964	172,658
HCP, Inc.	7,053	262,372
Kilroy Realty Corp.	1,322	87,040
Liberty Property Trust	2,279	77,532
Mid-America Apartment Communities, Inc.	1,152	98,139
Prologis, Inc.	7,839	334,960
Public Storage	2,222	509,860
Regency Centers Corp.	1,440	97,862
Senior Housing Properties Trust	3,597	54,638
SL Green Realty Corp.	1,509	178,998
Taubman Centers, Inc.	969	74,594
UDR, Inc.	3,961	136,496
Ventas, Inc.	5,064	272,038
VEREIT, Inc.	12,057	99,591
Vornado Realty Trust	2,876	289,182
		5,501,462
Transportation and Warehousing – 0.0% (b)
Iron Mountain, Inc.	2,476	75,865
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $8,923,061)		8,857,549

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 18.0%

MONEY MARKET FUNDS – 18.0%
Fidelity Institutional Money Market Funds –
Money Market Portfolio, 0.12% (a)	49,399,212	$49,399,212
TOTAL SHORT-TERM INVESTMENTS
(Cost $49,399,212)		49,399,212

TOTAL INVESTMENTS
(Cost $324,263,152) – 117.7%		322,907,752
Liabilities in Excess of Other Assets – (17.7)%		(48,499,862)
TOTAL NET ASSETS – 100.0%		$274,407,890

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of October 31, 2015.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS – 108.8%

U.S. TREASURY BILLS – 89.5%
0.000%, 12/03/2015 (a)	$5,000,000	$4,999,911
0.000%, 12/10/2015 (a)	40,475,000	40,474,123
0.000%, 12/17/2015 (a)	16,442,000	16,442,315
0.000%, 12/31/2015 (a)	22,647	22,645,324
0.000%, 01/14/2016 (a)	7,222,000	7,220,881
0.000%, 01/28/2016 (a)	10,000,000	9,998,130
TOTAL U.S. TREASURY BILLS
(Cost $101,785,179)		101,780,684

	Shares
MONEY MARKET FUNDS – 19.3%
Fidelity Institutional Money Market Funds –
Money Market Portfolio, 0.12% (b)	21,948,473	21,948,473
TOTAL MONEY MARKET FUNDS
(Cost $21,948,473)		21,948,473
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,733,652)		123,729,157

TOTAL INVESTMENTS
(Cost $123,733,652) – 108.8%		123,729,157
Liabilities in Excess of Other Assets – (8.8)%		(10,052,235)
TOTAL NET ASSETS – 100.0%		$113,676,922

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of October 31, 2015.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.9%

Accommodation and Food Services – 2.1%
Marriott International, Inc.	3,081	$236,559
Starbucks Corp.	17,212	1,076,955
		1,313,514
Administrative and Support and Waste
Management and Remediation Services – 2.3%
Akamai Technologies, Inc. (a)	2,072	126,019
Paychex, Inc.	4,188	216,017
Stericycle, Inc. (a)	982	119,185
The Priceline Group, Inc. (a)	589	856,548
TripAdvisor, Inc. (a)	1,522	127,513
		1,445,282
Arts, Entertainment, and Recreation – 0.1%
Wynn Resorts Ltd	1,177	82,331

Finance and Insurance – 0.2%
Verisk Analytics, Inc. (a)	1,952	139,783

Information – 34.1%
Adobe Systems, Inc. (a)	5,770	511,568
Alphabet, Inc. – Class C (a)	3,361	2,478,368
Alphabet, Inc. – Class A (a)	3,987	2,833,999
Autodesk, Inc. (a)	2,621	144,653
Automatic Data Processing, Inc.	5,401	469,833
CA, Inc.	5,116	141,764
Charter Communications, Inc. – Class A (a)	1,297	247,649
Check Point Software Technologies Ltd. (a)	2,096	178,034
Citrix Systems, Inc. (a)	1,864	153,034
Comcast Corp. – Class A	24,523	1,535,630
Comcast Corp. – Special Class A	4,270	267,772
Discovery Communications, Inc. – Class A (a)	1,731	50,961
Discovery Communications, Inc. – Class C (a)	3,179	87,486
DISH Network Corp. (a)	2,605	164,037
Electronic Arts, Inc. (a)	3,615	260,533
Facebook, Inc. (a)	26,204	2,672,022
Fiserv, Inc. (a)	2,719	262,411
Intuit, Inc.	3,197	311,484

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Information – 34.1% (Continued)
JD.com, Inc. – ADR (a)	9,398	$259,573
Liberty Global PLC – Class C (a)	7,092	302,403
Liberty Global PLC – Class A (a)	2,926	130,265
Liberty Global PLC LiLAC – Class C (a)	356	13,763
Liberty Global PLC LiLAC – Class A (a)	146	5,639
Liberty Interactive Corp./QVC Group (a)	5,005	136,987
Liberty Media Corp. – Class A (a)	1,182	48,178
Liberty Media Corp. – Class C (a)	2,593	101,516
Liberty Ventures (a)	1,563	68,100
Microsoft Corp.	92,750	4,882,360
Netflix, Inc. (a)	4,940	535,397
SBA Communications Corp. (a)	1,480	176,150
Sirius XM Holdings, Inc. (a)	61,731	251,862
Symantec Corp.	7,935	163,461
Twenty First Century Fox, Inc. – Class B	9,261	285,980
Twenty First Century Fox, Inc.	14,159	434,540
Viacom, Inc.	4,029	198,670
VimpelCom Ltd. – ADR	20,373	77,010
Vodafone Group PLC – ADR	4,623	152,420
		20,995,512
Manufacturing – 40.6%
Activision Blizzard, Inc.	8,454	293,861
Alexion Pharmaceuticals, Inc. (a)	2,621	461,296
Analog Devices, Inc.	3,636	218,596
Apple, Inc.	66,131	7,902,655
Applied Materials, Inc.	13,922	233,472
Avago Technologies Ltd.	3,011	370,744
BioMarin Pharmaceutical, Inc. (a)	1,869	218,748
Broadcom Corp.	6,481	333,123
Celgene Corp. (a)	9,168	1,125,005
Cisco Systems, Inc.	58,978	1,701,515
Garmin Ltd.	2,212	78,460
Gilead Sciences, Inc.	17,019	1,840,264
Illumina, Inc. (a)	1,678	240,424
Intel Corp.	55,131	1,866,736
Intuitive Surgical, Inc. (a)	428	212,545

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Manufacturing – 40.6% (Continued)
Keurig Green Mountain, Inc.	1,786	$90,640
KLA-Tencor Corp.	1,827	122,628
Lam Research Corp.	1,834	140,466
Linear Technology Corp.	2,781	123,532
Mattel, Inc.	3,926	96,501
Micron Technology, Inc. (a)	12,562	208,027
Mondelez International, Inc.	18,686	862,546
Monster Beverage Corp. (a)	2,383	324,851
Mylan NV (a)	5,700	251,313
NetApp, Inc.	3,479	118,286
NVIDIA Corp.	6,251	177,341
NXP Semiconductors NV (a)	2,918	228,625
PACCAR, Inc.	4,117	216,760
QUALCOMM, Inc.	18,219	1,082,573
Regeneron Pharmaceuticals, Inc. (a)	1,179	657,163
SanDisk Corp.	2,369	182,413
Seagate Technology PLC	3,503	133,324
Skyworks Solutions, Inc.	2,210	170,700
Tesla Motors, Inc. (a)	1,507	311,844
Texas Instruments, Inc.	11,901	675,025
The Kraft Heinz Co.	14,064	1,096,570
Vertex Pharmaceuticals, Inc. (a)	2,838	354,012
Western Digital Corp.	2,670	178,409
Xilinx, Inc.	3,000	142,860
		25,043,853
Professional, Scientific,
and Technical Services – 6.8%
Amgen, Inc.	8,791	1,390,560
Baidu, Inc. – ADR (a)	3,212	602,154
Biogen, Inc. (a)	2,725	791,640
Cerner Corp. (a)	4,000	265,160
Cognizant Technology Solutions Corp. – Class A (a)	7,069	481,469
Incyte Corp. (a)	2,092	245,873
Yahoo!, Inc. (a)	10,916	388,828
		4,165,684

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.9% (Continued)

Retail Trade – 12.0%
Amazon.com, Inc. (a)	5,422	$3,393,630
Bed Bath & Beyond, Inc. (a)	1,967	117,292
Costco Wholesale Corp.	5,096	805,780
Dollar Tree, Inc. (a)	2,720	178,133
eBay, Inc. (a)	14,126	394,116
Express Scripts Holding Co. (a)	7,836	676,874
Fastenal Co.	3,364	131,734
Ross Stores, Inc.	4,771	241,317
Staples, Inc.	7,461	96,918
Tractor Supply Co.	1,575	145,514
Walgreens Boots Alliance, Inc.	12,665	1,072,472
Whole Foods Market, Inc.	4,148	124,274
		7,378,054
Transportation and Warehousing – 0.9%
American Airlines Group, Inc.	7,791	360,100
CH Robinson Worldwide, Inc.	1,643	113,991
Expeditors International of Washington, Inc.	2,193	109,190
		583,281
Wholesale Trade – 0.8%
O’Reilly Automotive, Inc. (a)	1,153	318,528
Schein Henry, Inc. (a)	967	146,703
		465,231
TOTAL COMMON STOCKS
(Cost $59,797,606)		61,612,525

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2015 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

MONEY MARKET FUNDS – 0.1%
Fidelity Institutional Money Market Funds –
Money Market Portfolio, 0.12% (c)	40,510	$40,510
TOTAL SHORT-TERM INVESTMENTS
(Cost $40,510)		40,510

TOTAL INVESTMENTS
(Cost $59,838,116) – 100.0%		61,653,035
Liabilities in Excess of Other Assets – 0.0% (b)		(21,695)
TOTAL NET ASSETS – 100.0%		$61,631,340

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Less than 0.05%.
(c)	Rate disclosed is the seven day yield as of October 31, 2015.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2015 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF	450 ETF	100 ETF
ASSETS
Investments in Securities, at Value*	$322,907,752	$123,729,157	$61,653,035
Cash	1,178,570	—	—
Interest and Dividends Receivable	18,336	1,905	9,065
Receivable for Fund Shares Sold	—	—	65
Receivable for Investments Sold	226,481,924	—	—
Total Assets	550,586,582	123,731,062	61,662,165
LIABILITIES
Due to Custodian	—	—	64
Payable for Investment
Securities Purchased	276,042,509	9,998,750	—
Management Fees Payable	136,183	55,390	30,761
Total Liabilities	276,178,692	10,054,140	30,825
NET ASSETS	$274,407,890	$113,676,922	$61,631,340
NET ASSETS CONSIST OF:
Paid-in Capital	$286,329,135	$118,917,300	$62,809,690
Undistributed Accumulated Net
Investment Loss	(168,825)	(69,535)	(28,651)
Accumulated Net Realized Loss
on Investments	(10,397,020)	(5,166,348)	(2,964,618)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	(1,355,400)	(4,495)	1,814,919
Net Assets	$274,407,890	$113,676,922	$61,631,340
* Identified Cost:
Investments in Securities	$324,263,152	$123,733,652	$59,838,116
Net Asset Value (unlimited
shares authorized):
Net Assets	$274,407,890	$113,676,922	$61,631,340
Shares Outstanding (No Par Value)	11,700,000	4,900,000	2,550,000
Net Asset Value, Offering and
Redemption Price per Share	$23.45	$23.20	$24.17

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
Period Ended October 31, 2015 (Unaudited)

	Pacer	Pacer	Pacer
	Trendpilot™	Trendpilot™	Trendpilot™
	750 ETF*	450 ETF*	100 ETF*
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding
tax of $209, $21 and
$—, respectively)	$703,567	$194,478	$118,612
Interest	11,922	4,661	2,533
Total Investment Income	715,489	199,139	121,145
Expenses:
Management Fees	470,486	194,181	100,432
Total Expenses	470,486	194,181	100,432
Net Investment Income	245,003	4,958	20,713

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on:
Investment Securities	(10,397,020)	(5,166,348)	(2,964,618)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	(1,355,400)	(4,495)	1,814,919
Net Realized and Unrealized
Loss on Investments	(11,752,420)	(5,170,843)	(1,149,699)

NET DECREASE IN
NET ASSETS RESULTING
FROM OPERATIONS	$(11,507,417)	$(5,165,885)	$(1,128,986)

*	Funds commenced operations on June 12, 2015. The information presented is from June 12, 2015 to October 31, 2015.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2015*
(Unaudited)
OPERATIONS
Net Investment Income	$245,003
Net Realized Loss on Investments	(10,397,020)
Change in unrealized Depreciation of Investments	(1,355,400)
Net Decrease in Net Assets
Resulting from Operations	(11,507,417)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(413,828)
Total Distributions to Shareholders	(413,828)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	322,974,700
Payments for Shares Redeemed	(36,645,565)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	286,329,135
Net Increase in Net Assets	$274,407,890

NET ASSETS
Beginning of Period	$—
End of Period	$274,407,890
Undistributed Accumulated Net Investment Loss	$(168,825)

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	13,250,000
Redemptions	(1,550,000)
Net Increase	11,700,000

*	Funds commenced operations on June 12, 2015. The information presented is from June 12, 2015 to October 31, 2015.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2015*
(Unaudited)
OPERATIONS
Net Investment Income	$4,958
Net Realized Loss on Investments	(5,166,348)
Change in unrealized Depreciation of Investments	(4,495)
Net Decrease in Net Assets
Resulting from Operations	(5,165,885)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(74,493)
Total Distributions to Shareholders	(74,493)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	137,515,260
Payments for Shares Redeemed	(18,597,960)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	118,917,300
Net Increase in Net Assets	$113,676,922

NET ASSETS
Beginning of Period	$—
End of Period	$113,676,922
Undistributed Accumulated Net Investment Loss	$(69,535)

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	5,700,000
Redemptions	(800,000)
Net Increase	4,900,000

*	Funds commenced operations on June 12, 2015. The information presented is from June 12, 2015 to October 31, 2015.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
October 31, 2015*
(Unaudited)
OPERATIONS
Net Investment Income	$20,713
Net Realized Loss on Investments	(2,964,618)
Change in unrealized Appreciation of Investments	1,814,919
Net Decrease in Net Assets
Resulting from Operations	(1,128,986)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(49,364)
Total Distributions to Shareholders	(49,364)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	82,038,855
Payments for Shares Redeemed	(19,229,165)
Net Increase in Net Assets Derived
from Capital Share Transactions (a)	62,809,690
Net Increase in Net Assets	$61,631,340

NET ASSETS
Beginning of Period	$—
End of Period	$61,631,340
Undistributed Accumulated Net Investment Loss	$(28,651)

(a)	Summary of capital share transactions is as follows:

Shares
Subscriptions	3,350,000
Redemptions	(800,000)
Net Increase	2,550,000

*	Funds commenced operations on June 12, 2015. The information presented is from June 12, 2015 to October 31, 2015.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 750 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss on Investments	(1.54)
Total from Investment Operations	(1.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.04)
Total Distributions	(0.04)
Net Asset Value, End of Period	$23.45
Total Return	-6.03	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$274,408

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	0.31	%(4)
Portfolio Turnover Rate(5)	200	%(3)

(1)	Commencement of operations on June 12, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 450 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.00	(6)
Net Realized and Unrealized Loss on Investments	(1.78)
Total from Investment Operations	(1.78)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$23.20
Total Return	-7.14	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$113,677

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	0.02	%(4)
Portfolio Turnover Rate(5)	9	%(3)

(1)	Commencement of operations on June 12, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot™ 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	October 31, 2015(1)
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.01
Net Realized and Unrealized Loss on Investments	(0.82)
Total from Investment Operations	(0.81)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$24.17
Total Return	-3.23	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$61,631

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)
Net Investment Income to Average Net Assets	0.13	%(4)
Portfolio Turnover Rate(5)	207	%(3)

(1)	Commencement of operations on June 12, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF and Pacer Trendpilot™ 100 ETF (individually the “Fund” or collectively the “Funds”) are each a series of Pacer Funds Trust (“Pacer”) (the “Trust”), an open-end management investment series, organized as a Delaware statutory trust on August 12, 2014. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek total return performance, before fee and expenses, track the Pacer Wilshire US Large-Cap Trendpilot Index, the Pacer Wilshire US Mid-Cap Trendpilot Index and the Pacer NASDAQ-100 Trendpilot Index, respectively. Pacer Trendpilot™ 750 ETF, Pacer Trendpilot™ 450 ETF, and Pacer Trendpilot™ 100 ETF commenced operations on June 12, 2015.

Shares of the Funds are listed and traded on the BATS Exchange, Inc. (“BATS”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Pacer Trendpilot™ 750 ETF charges $1,000, Pacer Trendpilot™ 450 ETF charges $750 and Pacer Trendpilot™ 100 ETF charges $250 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited) (Continued)

Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation.  Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic), on which they are traded on valuation date, except for securities listed on NASDAQ Global Market (“NASDAQ”).  For securities traded on NASDAQ, the NASDAQ Official Closing Price (“NOCP”) will be used. If, on a particular day, if there is no such reported sale on the valuation date, then the most recent quoted bid price will be used.  If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.  Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.  Debt securities (other than short-term instruments) are valued at the mean price furnished by an independent pricing agent.  Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2015:

Pacer Trendpilot™ 750 ETF

Description^	Level 1	Level 2	Level 3	Total
Closed End Funds	$126,458	$—	$—	$126,458
Common Stocks	264,524,533	—	—	264,524,533
Real Estate
Investment Trusts	8,857,549	—	—	8,857,549
Short-Term Investments	49,399,212	—	—	49,399,212
Total Investments
in Securities	$322,907,752	$—	$—	$322,907,752

^ See Schedule of Investments for sector breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited) (Continued)

Pacer Trendpilot™ 450 ETF

Description^	Level 1	Level 2	Level 3	Total
Short-Term Investments	$21,948,473	$101,780,684	$—	$123,729,157
Total Investments
in Securities	$21,948,473	$101,780,684	$—	$123,729,157

^ See Schedule of Investments for sector breakouts.

Pacer Trendpilot™ 100 ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$61,612,525	$—	$—	$61,612,525
Short-Term Investments	40,510	—		40,510
Total Investments
in Securities	$61,653,035	$—	$—	$61,653,035

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2015, the Funds recognized no transfers to or from Levels 1, 2, or 3.
B.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended October 31, 2015, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended October 31, 2015, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and net realized

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited) (Continued)

gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.
E.
Use of Estimates.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation.  The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the BATS is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts.  Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended October 31, 2015, no reclassifications have been made.

J.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to October 31, 2015, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Investment Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2015 (Unaudited) (Continued)

the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot™ 750 ETF pays the Adviser 0.60%, Pacer Trendpilot™ 450 ETF pays the Adviser 0.60%, and Pacer Trendpilot™ 100 ETF pays the Adviser 0.65% at an annual rate based on each Fund’s average daily net assets.

Pacer Financial, Inc., (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.  The Funds did not pay any fees or commissions to the Distributor.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS.  Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

NOTE 5 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, are as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$276,492,810	$232,634,234
Pacer Trendpilot™ 450 ETF	$ 2,246,553	$ 96,150,783
Pacer Trendpilot™ 100 ETF	$ 56,768,705	$ 62,105,819

For the period ended October 31, 2015, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot™ 750 ETF	$278,040,405	$36,076,230
Pacer Trendpilot™ 450 ETF	$116,025,518	$16,005,809
Pacer Trendpilot™ 100 ETF	$ 68,380,846	$ 42,871

There were no purchases or sales of U.S. Government securities during the period.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended October 31, 2015 was as follows:

Ordinary Income
Pacer Trendpilot™ 750 ETF	$413,828
Pacer Trendpilot™ 450 ETF	$ 74,493
Pacer Trendpilot™ 100 ETF	$ 49,364

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Closing Price vs. NAV.  The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for the Funds were at a premium or discount to their daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

Pacer Trendpilot™ 750 ETF

Period covering June 14, 2015 through October 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	5	5.00%
0.00% to 0.249%	82	82.00%
-0.001% to -0.249%	11	11.00%
-0.25% to -0.499%	1	1.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	1	1.00%
	100	100.00%
Pacer Trendpilot™ 450 ETF
	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	0	0.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	3	3.00%
0.00% to 0.249%	81	81.00%
-0.001% to -0.249%	16	16.00%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	100	100.00%

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Pacer Trendpilot 750 ETF
Period covering June 14, 2015 through October 31, 2015

	Number of	% of Total
Premium/Discount Range	Trading Days	Trade Days
1.00% or more	1	1.00%
0.75% to 0.999%	0	0.00%
0.50% to 0.749%	0	0.00%
0.25% to 0.499%	2	2.00%
0.00% to 0.249%	85	85.00%
-0.001% to -0.249%	12	12.00%
-0.25% to -0.499%	0	0.00%
-0.50% to -0.749%	0	0.00%
-0.75% to -0.999%	0	0.00%
-1.00% or more	0	0.00%
	100	100.00%
NOTE 2 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

NOTE 3 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the period ended June 30, 2015 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 4 –	BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), attended in-person meetings held on May 11, 2015 and May 26, 2015 (the “Meetings”), called for the purpose of, among other things, the consideration of, and voting on, the approval of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) applicable to the following series of the Trust: Pacer

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

TrendPilotTM 750 ETF, Pacer TrendpilotTM 450 ETF, Pacer TrendpilotTM 100 ETF and Pacer US Export Leaders ETF, each of which is a new series of the Trust (each, a “Fund” and together, the “Funds”).  The Board unanimously approved the Investment Advisory Agreement based on the Board’s review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  In addition, the Board received a memorandum from fund counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to the Meetings, the Board obtained and reviewed a variety of information, including certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of Fund management, and were advised by independent legal counsel with respect to their deliberations.

At the Meetings, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel and investment process; (c) the Advisor’s operations and financial condition; (d) the advisory fees proposed to be payable to the Advisor by each Fund and each Fund’s expected expense ratio compared with the expense ratios of similar funds; (e) the Advisor’s compliance policies and procedures; (f) the Advisor’s process for selecting broker-dealers for executing portfolio transactions; and (g) the Advisor’s reputation, expertise and resources in the financial markets.  Representatives from the Advisor, along with other Trust service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; and (ii) the fees to be paid to the Advisor, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor.  The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor was capable of providing the necessary advisory services to each Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio managers.  The Board also considered other services to be provided to

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Advisor.

•
Costs of Services to be Provided to the Funds.  In considering the advisory fees payable by the Funds to the Advisor and each Fund’s expected expense ratio, the Board reviewed certain statistical information provided by the Advisor and the Trust’s administrator that compared each Fund’s expenses to those of comparable funds in the Fund’s peer groups, as determined by the administrator and the Advisor. In the report, each Fund’s expected expense ratio was compared to those of other funds with shared key characteristics (e.g., asset size, investment strategy and portfolio investments) determined by the administrator and Advisor to comprise the Fund’s applicable peer groups.  The Board also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, distribution fees, and extraordinary and non-routine expenses. The Board also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Funds, taking into account projections of the Advisor’s anticipated profitability at different asset levels. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•
Performance of each Fund, Profitability, and Economies of Scale.  Because the Funds were new and had not commenced operations, they did not yet have an investment performance record for the Board to review and consider.  Similarly, it was not possible for the Board to review and consider the profitability the Advisor might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grow.  Accordingly, the Board did not make any conclusions regarding the Funds’ investment performance, the Advisor’s profitability, or the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grow, but will do so during future considerations of the Investment Advisory Agreement.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Funds; and (c) agreed to approve the Investment Advisory Agreement for an initial term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 5 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past Five Years	by Trustee	Five Years

Interested Trustee

Joe M. Thomson	Trustee,	Indefinite	Founder/President at	4	Director, First
16 Industrial Blvd.,	Chairman	term;	Pacer Advisors, Inc.		Cornerstone
Suite 201	and	since	(since 2005).		Bank (since
Paoli, PA 19301	President	2014			2000).
Born: 1944

Independent Trustees

Deborah G. Wolk	Lead	Indefinite	Self-employed	4	None.
16 Industrial Blvd.,	Independent	term;	providing accounting
Suite 201	Trustee	since	services and
Paoli, PA 19301		2015	computer modeling
Born: 1950			(since 1997).

John E. Coyne, III	Trustee	Indefinite	Vice Chairman	4	None.
16 Industrial Blvd.,		term;	(since 1991) and
Suite 201		since	President (2004-2011),
Paoli, PA 19301		2015	Brinker Capital
Born: 1955			(broker-dealer).

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

		Term of		Number of
		Office		Portfolios	Other
		and		in Fund	Directorships
	Position(s)	Length		Complex	Held by Trustee
Name and	Held with	of Time	Principal Occupation(s)	Overseen	During Past
Year of Birth	the Trust	Served	During Past Five Years	by Trustee	Five Years

Independent Trustees

Jonathan H.	Trustee	Indefinite	CEO and Chairman,	4	None.
Newman, Sr.		term;	Newman Wine
16 Industrial Blvd.,		since	& Spirits
Suite 201		2015	(since 2007).
Paoli, PA 19301
Born: 1962

Officers who are not Trustees:

Sean E. O’Hara	Treasurer	Indefinite	Director, Pacer	N/A	None.
16 Industrial Blvd.,		term;	Advisors, Inc.
Suite 201		since	(since 2007).
Paoli, PA 19301		2014
Born: 1962

Robert Amweg	Chief	Indefinite	Compliance Director,	4	None.
Gateway Corporate	Compliance	term;	Vigilant Compliance,
Center, Suite 216	Officer	since	LLC (an investment
223 Wilmington West		2015	management
Chester Pike			services company)
Chadds Ford, PA			(since 2013);
19317			Consultant to the
Born: 1953			financial services
industry (since 2012);
and Chief Financial
Officer and Chief
Accounting Officer,
Turner Investments,
LP (2007-2012).

Mr. Thompson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee holds office for an indefinite term and until the earlier of; the Trust’s next meeting of shareholders and the election and qualification of his or her successor; or until the date a trustee ties, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws.  Each officer holds office at the pleasure of the Board and services for a period of one year, or until his successor is duly elected and qualified. The Trustees are compensated by the Adviser from the unified management fees paid to the Adviser, rather than by the Funds.

Privacy Policy

FACTS	WHAT DOES PACER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all information sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this Notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Pacer Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Pacer Funds	Can you limit
	Trust share?	this sharing?
For our everyday business purposes –	Yes	No
such as to process your transactions, maintain your
account(s), respond to court orders and legal
investigations, or report to credit bureaus
For our marketing purposes –	No	We don’t share
to offer our products and services to you
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We don’t share
information about your creditworthiness
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call [1-800-617-0004] or go to [www.paceretfs.com]

Privacy Policy (Continued)

What we do
How does Pacer Funds Trust	To protect your personal information from
protect my personal information?	unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Pacer Funds Trust	We collect your personal information,
collect my personal information?	for example, when you
• open an account
• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies such as [____].
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Pacer Funds Trust doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Pacer Funds Trust doesn’t jointly market.

Adviser
Pacer Advisors, Inc.
16 Industrial Blvd, Suite 201
Paoli, PA 19301

Index Provider
Pacer Advisors, Inc.
16 Industrial Blvd, Suite 201
Paoli, PA 19301

Distributor
Pacer Financial, Inc.
16 Industrial Blvd, Suite 201
Paoli, PA 19301

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178

PACER	PACER	PACER
TRENDPILOT™	TRENDPILOT™	TRENDPILOT™
750 ETF	450 ETF	100 ETF

PTLC	PTMC	PTNQ

CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)                     /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     December 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                     /s/Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date     December 31, 2015

By (Signature and Title)                     /s/Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date     December 31, 2015